SEMI-ANNUAL REPORT AS OF
JULY 31, 2000 (UNAUDITED)


SEI DAILY
INCOME TRUST



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Money Market Fund
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Government Fund
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Government II Fund
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Prime Obligation Fund
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Treasury Fund
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Treasury II Fund
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Short-Duration Government Fund
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Intermediate-Duration Government Fund
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GNMA Fund
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Corporate Daily Income Fund
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[Logo Omitted]

TABLE OF CONTENTS
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STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS......................     1
STATEMENT OF ASSETS AND LIABILITIES..................................    17
STATEMENTS OF OPERATIONS.............................................    18
STATEMENTS OF CHANGES IN NET ASSETS..................................    20
FINANCIAL HIGHLIGHTS.................................................    24
NOTES TO FINANCIAL STATEMENTS........................................    27

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


MONEY MARKET FUND
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                                      FACE
DESCRIPTION                       AMOUNT (000)        VALUE (000)
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 73.5%
   AEROSPACE & DEFENSE -- 2.0%
   United Technologies Corporation
     6.500%, 08/17/00                  $25,000        $24,928
                                                   ----------
   AUTO LEASE -- 2.4%
   Aesop Funding Corporation
     6.660%, 08/16/00                   30,000         29,917
                                                   ----------
   AUTO LOANS -- 3.1%
   Ford Motor Credit Company
     6.520%, 09/25/00                   15,000         14,851
     6.510%, 10/05/00                   25,000         24,706
                                                   ----------
                                                       39,557
                                                   ----------
   BANKS -- 5.9%
   Halifax PLC
     6.530%, 10/10/00                   30,000         29,619
   Suntrust Banks Incorporated
     6.510%, 08/25/00                   25,000         24,891
   Wells Fargo Company
     6.600%, 08/17/00                   20,000         19,941
                                                   ----------
                                                       74,451
                                                   ----------
   CHEMICALS -- 1.6%
   EI duPont de Nemours
     6.540%, 08/24/00                   20,000         19,916
                                                   ----------
   DRUGS -- 1.7%
   Pfizer Incorporated
     6.500%, 08/28/00                   22,000         21,893
                                                   ----------
   FINANCIAL SERVICES -- 9.4%
   General Motors Acceptance
     Corporation
     6.510%, 09/11/00                   30,000         29,778
   John Deere Capital Corporation
     6.650%, 08/01/00                   30,000         30,000
   National Rural Utilities
     6.500%, 09/20/00                   25,000         24,774
   Prudential Funding Corporation
     6.510%, 09/18/00                   35,000         34,696
                                                   ----------
                                                      119,248
                                                   ----------
   FOOD, BEVERAGE & TOBACCO -- 6.3%
   Archer Daniels Midland
     6.540%, 08/07/00                   11,000         10,988
   Fortune Brands Incorporated
     6.580%, 09/11/00                   25,000         24,813
     6.520%, 10/17/00                   13,000         12,819
   Kellogg Company
     6.500%, 09/13/00                   12,400         12,304
   Sysco Corporation
     6.580%, 09/22/00                   20,000         19,810
                                                   ----------
                                                       80,734
                                                   ----------


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                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   INSURANCE -- 3.7%
   Mass Mutual Funding
     6.520%, 09/07/00                  $17,225     $   17,110
   Nationwide Life Insurance Company
     6.500%, 09/19/00                   30,000         29,735
                                                   ----------
                                                       46,845
                                                   ----------
   INVESTMENT BANKER/BROKER DEALER -- 8.7%
   Bear Stearns & Company
     6.520%, 09/05/00                   30,000         29,810
   Goldman Sachs Group LP
     6.560%, 08/17/00                   25,000         24,927
   JP Morgan & Company
     6.800%, 02/23/01                    5,500          5,500
   Merrill Lynch & Company
     6.500%, 09/11/00                   25,000         24,815
   Morgan Stanley Dean Witter
     6.540%, 08/11/00                   25,000         24,955
                                                   ----------
                                                      110,007
                                                   ----------
   PETROLEUM & FUEL PRODUCTS -- 1.2%
   Total Fina Elf
     6.540%, 08/07/00                   15,000         14,984
                                                   ----------
   RETAIL -- 1.8%
   Albertson's
     6.500%, 08/07/00                   23,500         23,474
                                                   ----------
   SPECIAL PURPOSE ENTITY -- 23.8%
   Apreco Incorporated
     6.680%, 08/14/00                   19,000         18,954
     6.530%, 09/14/00                    9,710          9,632
   Bell Atlantic Financial Services
     6.510%, 09/27/00                   20,000         19,794
   Corporate Asset Funding Company
     6.550%, 08/04/00                   25,000         24,986
   Corporate Receivable Corporation
     6.600%, 08/04/00                   15,000         14,992
   Delaware Funding Corporation
     6.520%, 09/06/00                   11,546         11,471
   Edison Asset Securitization LLC
     6.600%, 09/22/00                   20,000         19,809
   Enterprise Funding Corporation
     6.560%, 08/14/00                   20,000         19,953
   Fleet Funding Corporation
     6.520%, 08/17/00                   25,000         24,927
   Greyhawk Funding LLC
     6.550%, 09/11/00                   30,000         29,776
   Kitty Hawk Funding Corporation
     6.580%, 08/03/00                   30,000         29,989
     6.520%, 09/05/00                   10,000          9,937
   Park Avenue Receivable
     6.520%, 08/18/00                   15,000         14,954
   Preferred Receivable Funding
     6.520%, 09/11/00                   30,000         29,777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
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SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


MONEY MARKET FUND (concluded)
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                                      FACE
DESCRIPTION                       AMOUNT (000)    VALUE (000)
-------------------------------------------------------------
   Variable Funding Capital
     6.630%, 08/04/00                  $25,000     $   24,986
                                                   ----------
                                                      303,937
                                                   ----------
   STEEL & STEEL WORKS -- 2.0%
   Alcoa Incorporated
     6.530%, 08/23/00                   25,000         24,900
                                                   ----------
Total Commercial Paper
   (Cost $934,791)                                    934,791
                                                   ----------

CORPORATE BONDS/MEDIUM TERM NOTES -- 2.5%
   General Electric Capital Services
     7.380%, 05/23/01                   12,500         12,500
   National City Bank (A)
     6.808%, 09/18/00                   10,000         10,001
   SBC Communications (A)
     6.684%, 08/15/00                   10,000         10,000
                                                   ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $32,501)                                      32,501
                                                   ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 7.1%
   Bank of America
     6.570%, 09/15/00                   20,000         20,000
   Bank of Austria (New York)
     6.710%, 02/05/01                    5,000          4,999
   Barclays Bank
     6.710%, 02/09/01                    5,000          4,999
   Citibank (New York)
     7.410%, 05/30/01                   15,000         15,000
   Credit Agricole (New York)
     6.840%, 03/28/01                   10,000          9,998
   Deutsche Bank Financial
     6.750%, 02/22/01                    5,000          4,999
   Harris Bancorp
     6.560%, 09/06/00                   20,000         20,000
   Svenska Handels (New York)
     6.750%, 03/16/01                    5,000          4,998
   Toronto Dominion (New York)
     6.700%, 02/05/01                    5,000          4,999
                                                   ----------
Total Certificates of Deposit/Bank Notes
   (Cost $89,992)                                      89,992
                                                   ----------


-------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 3.7%
   Allstate Corporation (A)
     6.900%, 09/15/00                  $15,000     $   15,000
   Metropolitan Life Insurance (A)
     6.471%, 08/01/00                   10,000         10,000
   Monumental Life Insurance
     Company (A)
     6.480%, 08/01/00                    7,000          7,000
     6.860%, 09/15/00                   15,000         15,000
                                                   ----------
Total Insurance Funding Agreements
   (Cost $47,000)                                      47,000
                                                   ----------

TIME DEPOSITS -- 5.1%
   Branch Banking and Trust
     6.625%, 08/01/00                   40,000         40,000
   Huntington National Bank
     6.656%, 08/01/00                   25,000         25,000
                                                   ----------
Total Time Deposits
   (Cost $65,000)                                      65,000
                                                   ----------

REPURCHASE AGREEMENTS -- 8.3%
   Lehman Brothers, Incorporated (B)
     6.600%, dated 07/31/00, matures
     08/01/00, repurchase price
     $24,304,455 (collateralized by
     U.S. Government Obligation,
     par value $25,615,000, 0.000%,
     01/26/01; with total market
     value $24,790,196)                 24,300         24,300
   UBS Warburg Dillion (B)
     6.630%, dated 07/31/00, matures
     08/01/00, repurchase price
     $82,415,175 (collateralized by
     U.S. Government Obligation,
     par value $94,830,000, 5.500%,
     09/01/14; with total market
     value $84,049,397)                 82,400         82,400
                                                   ----------
Total Repurchase Agreements
   (Cost $106,700)                                    106,700
                                                   ----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $1,275,984)                                1,275,984
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)            (4,390)
                                                   ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 876,103,501 outstanding shares
   of beneficial interest                          $  876,096
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 67,642,219 outstanding shares
   of beneficial interest                              67,642
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 275,324,885 outstanding shares
   of beneficial interest                             275,325
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based
   on 52,541,572 outstanding shares
   of beneficial interest                              52,542
Undistributed net investment income                        34
Accumulated net realized loss
   on investments                                         (45)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $1,271,594
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                       $1.00
                                                   ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
LLC      LIMITED LIABILITY COMPANY
LP       LIMITED PARTNERSHIP
MTN      MEDIUM TERM NOTE



GOVERNMENT FUND
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.0%
   FHLB
     5.550%, 08/17/00                  $ 2,000        $ 1,999
     5.010%, 11/16/00                    3,000          2,989
     4.875%, 01/26/01                    5,000          4,966
     6.520%, 03/28/01                    8,000          7,997
     6.520%, 05/11/01                    5,000          4,744
     6.500%, 05/15/01                    3,000          2,986
   FHLB (A)
     6.426%, 08/15/00                   14,000         13,996
     6.470%, 08/28/00                   10,000          9,999
     6.748%, 10/04/00                    9,000          8,999
   FHLMC
     6.320%, 02/02/01                    5,000          4,997
   FHLMC (A)
     6.525%, 09/20/00                    5,000          4,998
   FNMA
     6.470%, 09/07/00                    7,393          7,344
     5.660%, 09/07/00                    5,000          4,999
     5.760%, 10/02/00                    3,000          2,999
     6.480%, 02/22/01                    5,000          4,998
     6.550%, 03/20/01                    6,000          5,999
     7.250%, 05/25/01                    3,000          3,000
     6.500%, 06/06/01                    5,000          4,721
   FNMA (A)
     6.389%, 08/04/00                   13,500         13,500
     6.430%, 08/08/00                   10,000          9,997
     6.500%, 08/13/00                   20,000         19,995
     6.480%, 08/13/00                   15,000         14,995
     6.470%, 08/22/00                   20,000         19,995
   SLMA
     5.900%, 12/01/00                    4,000          3,998
                                                    ---------
Total U.S. Government Agency Obligations
   (Cost $185,210)                                    185,210
                                                    ---------

REPURCHASE AGREEMENTS -- 55.1%
   ABN-Amro (B)
     6.625%, dated 07/31/00, matures
     08/01/00, repurchase price
     $68,012,514 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $8,006,000 - $21,355,000,
     0.000% - 6.750%, 09/11/00 -
     08/27/09; with total market
     value $69,360,369)                 68,000         68,000



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


GOVERNMENT FUND (concluded)
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   Lehman Brothers, Incorporated (B)
     6.600%, dated 07/31/00, matures
     08/01/00, repurchase price
     $48,992,980 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $14,689,158 - $15,039,960,
     6.000% - 6.500%, 03/15/10 -
     08/01/29; with total market
     value $49,962,989)                $48,984       $ 48,984
   Paribas Corporation (B)
     6.630%, dated 07/31/00, matures
     08/01/00, repurchase price
     $70,012,892 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $25,967,353 - $50,460,000,
     4.750% - 6.000%, 12/14/01 -
     01/01/29; with total market
     value $71,400,000)                 70,000         70,000
   UBS Warburg Dillion (B)
     6.630%, dated 07/31/00, matures
     08/01/00, repurchase price
     $15,302,818 (collateralized by
     U.S. Government Obligation, par
     value $17,610,000, 5.500%,
     09/01/14; with total market
     value $15,608,034)                 15,300         15,300
   UBS Warburg Dillion (B)
     6.490%, dated 07/31/00, matures
     08/01/00, repurchase price
     $25,004,507 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $1,785,000 - $26,730,000,
     5.500% - 6.000%, 09/01/14 -
     03/01/29; with total market
     value $25,500,355)                 25,000         25,000
                                                    ---------
Total Repurchase Agreements
   (Cost $227,284)                                    227,284
                                                    ---------
TOTAL INVESTMENTS -- 100.1%
   (Cost $412,494)                                    412,494
                                                    ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)              (250)
                                                    ---------


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DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 216,960,822 outstanding shares
   of beneficial interest                            $216,961
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 81,546,659 outstanding shares
   of beneficial interest                              81,547
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 86,530,629 outstanding shares
   of beneficial interest                              86,530
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based
   on 27,226,532 outstanding shares of
   beneficial interest                                 27,227
Undistributed net investment income                         5
Accumulated net realized loss
   on investments                                         (26)
                                                    ---------
TOTAL  NET ASSETS -- 100.0%                          $412,244
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                       $1.00
                                                    =========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA     STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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GOVERNMENT II FUND
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.2%
   FFCB
     6.410%, 08/03/00                  $ 7,000       $  6,997
     6.340%, 08/08/00                    8,000          7,990
     6.410%, 08/22/00                   10,000          9,963
     6.370%, 08/22/00                   11,698         11,655
     6.370%, 08/23/00                    9,500          9,463
     6.360%, 09/06/00                   21,500         21,363
     6.350%, 02/01/01                   10,000          9,995
   FFCB (A)
     6.640%, 08/01/00                   75,000         74,997
   FHLB
     6.550%, 08/01/00                   22,095         22,095
     6.500%, 08/02/00                   25,000         24,995
     6.400%, 08/09/00                    9,192          9,179
     6.390%, 08/09/00                   25,000         24,964
     6.380%, 08/09/00                      560            559
     6.420%, 08/11/00                   15,000         14,973
     6.410%, 08/11/00                   61,100         60,991
     5.470%, 08/11/00                   10,000          9,985
     5.570%, 08/14/00                   11,780         11,780
     6.440%, 08/18/00                   23,098         23,028
     6.450%, 09/05/00                   38,028         37,790
     6.440%, 09/06/00                   23,000         22,852
     6.435%, 09/06/00                   80,000         79,485
     6.400%, 09/06/00                   10,207         10,142
     5.875%, 09/07/00                   20,000         19,999
     6.500%, 09/13/00                   23,000         22,821
     6.450%, 09/13/00                   20,000         19,846
     6.465%, 09/15/00                   18,750         18,598
     6.465%, 09/20/00                   25,000         24,776
     6.485%, 09/27/00                   30,000         29,692
     6.480%, 03/20/01                   30,000         29,979
     6.520%, 03/28/01                   35,000         34,986
     6.500%, 05/15/01                    9,000          8,959
     6.875%, 06/21/01                   10,000          9,995
   FHLB (A)
     6.480%, 08/21/00                   75,000         74,997
     6.748%, 10/04/00                   26,000         25,997
   SLMA
     6.350%, 08/08/00                   21,540         21,513
     6.390%, 08/22/00                   40,000         39,851
     6.385%, 09/12/00                   30,000         29,777
     5.900%, 12/01/00                   25,000         24,989
                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $942,016)                                    942,016
                                                   ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $942,016)                                    942,016
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)            (1,701)
                                                   ----------

-------------------------------------------------------------------------------
DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 747,634,225 outstanding shares
   of beneficial interest                            $747,642
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 141,942,715 outstanding shares
   of beneficial interest                             141,942
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 50,844,892 outstanding shares
   of beneficial interest                              50,844
Undistributed net investment income                        23
Accumulated net realized loss
   on investments                                        (136)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                           $940,315
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
FFCB     FEDERAL FARM CREDIT BANK
FHLB     FEDERAL HOME LOAN BANK
SLMA     STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


PRIME OBLIGATION FUND
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%
   FHLB
     5.470%, 08/11/00                 $ 10,000       $  9,985
     4.875%, 01/26/01                   25,000         24,831
     6.520%, 03/28/01                   77,000         76,970
   FHLMC (A)
     6.420%, 08/20/00                  100,000         99,952
   FNMA
     5.660%, 09/07/00                   50,000         49,989
     6.550%, 03/20/01                  100,000         99,980
   FNMA MTN
     6.625%, 03/01/01                   50,000         50,025
                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $411,732)                                    411,732
                                                   ----------

COMMERCIAL PAPER -- 58%
   AUTO LEASE -- 2.9%
   Aesop Funding Corporation
     6.660%, 08/16/00                  102,200        101,916
     6.540%, 08/30/00                   26,425         26,286
                                                   ----------
                                                      128,202
                                                   ----------
   AUTO LOANS -- 3.2%
   Ford Motor Credit Company
     6.520%, 09/25/00                   50,000         49,502
     6.510%, 10/05/00                   90,000         88,942
                                                   ----------
                                                      138,444
                                                   ----------
   BANKS -- 4.2%
   Suntrust Banks Incorporated
     6.510%, 08/25/00                   60,000         59,740
   Wells Fargo Company
     6.600%, 08/17/00                  122,000        121,642
                                                   ----------
                                                      181,382
   COMPUTERS -- 1.2%
   Hewlett-Packard Company
     6.500%, 08/11/00                   53,880         53,783
                                                   ----------
   FINANCIAL SERVICES -- 9.1%
   General Motors Acceptance Corporation
     6.550%, 08/08/00                  125,000        124,841
     6.510%, 09/11/00                   25,000         24,815
   John Deere Capital Corporation
     6.550%, 08/03/00                   75,000         74,973
   National Rural Utilities
     6.500%, 09/20/00                   47,135         46,709
   Prudential Funding Corporation
     6.510%, 09/18/00                  125,000        123,915
                                                   ----------
                                                      395,253
                                                   ----------


-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO -- 0.9%
   Sysco Corporation
     6.580%, 09/22/00                 $ 40,750       $ 40,363
                                                   ----------
   INVESTMENT BANKER/BROKER DEALER -- 11.4%
   Bear Stearns & Company
     6.570%, 08/08/00                   50,000         49,936
     6.520%, 09/05/00                   75,000         74,524
   Goldman Sachs Group LP
     6.560%, 08/17/00                  125,250        124,885
   Merrill Lynch & Company
     6.500%, 09/11/00                  125,000        124,075
   Morgan Stanley Dean Witter
     6.540%, 08/11/00                  126,000        125,771
                                                   ----------
                                                      499,191
                                                   ----------
   SPECIAL PURPOSE ENTITY -- 21.8%
   Bell Atlantic Financial Services
     6.500%, 08/24/00                   35,000         34,855
     6.510%, 09/26/00                   50,000         49,494
   Clipper Receivables Corporation
     6.550%, 09/08/00                   52,000         51,640
   Corporate Asset Funding Company
     6.550%, 08/04/00                   42,000         41,977
   Corporate Receivable Corporation
     6.600%, 08/04/00                   42,250         42,227
   Delaware Funding Corporation
     6.520%, 09/08/00                   19,300         19,167
   Edison Asset Securitization LLC
     6.630%, 08/09/00                   74,307         74,197
     6.600%, 09/22/00                   28,767         28,493
   Enterprise Funding Corporation
     6.560%, 08/14/00                   36,507         36,420
   Falcon Asset Securitization Corporation
     6.520%, 08/18/00                   45,000         44,861
   Fleet Funding Corporation
     6.520%, 08/17/00                  117,250        116,910
   Greyhawk Funding LLC
     6.550%, 09/11/00                  135,525        134,514
   Kitty Hawk Funding Corporation
     6.520%, 09/01/00                   75,000         74,579
     6.520%, 09/05/00                   36,020         35,792
   Park Avenue Receivable
     6.520%, 08/18/00                   30,000         29,908
   Preferred Receivable Funding
     6.520%, 09/06/00                   67,960         67,517
   Variable Funding Capital
     6.540%, 09/07/00                   70,000         69,529
                                                   ----------
                                                      952,080
                                                   ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   STEEL & STEEL WORKS -- 0.6%
   Alcoa Incorporated
     6.550%, 08/07/00                  $24,835     $   24,808
                                                   ----------
   TELEPHONE & TELECOMMUNICATIONS -- 2.7%
   AT&T Corporation
     6.550%, 08/23/00                   72,100         71,811
   Motorola Incorporated
     6.500%, 09/29/00                   45,000         44,521
                                                   ----------
                                                      116,332
                                                   ----------
Total Commercial Paper
   (Cost $2,529,838)                                2,529,838
                                                   ----------

CORPORATE BONDS/MEDIUM TERM NOTES -- 11.9%
   BANKS -- 4.6%
   Chase Manhattan MTN (A)
     7.069%, 08/22/00                   10,000         10,007
   Key Bank
     6.500%, 01/29/01                   50,000         49,986
   Key Bank (A)
     6.620%, 08/06/00                   50,000         49,992
   National City Bank (A)
     6.808%, 09/18/00                   90,000         90,013
                                                   ----------
                                                      199,998
                                                   ----------
   FINANCIAL SERVICES -- 1.8%
   General Electric Capital Services
     7.380%, 05/23/01                   52,350         52,350
   General Electric Capital
     Services MTN
     6.120%, 08/15/00                   25,000         25,001
                                                   ----------
                                                       77,351
                                                   ----------
   INVESTMENT BANKER/BROKER DEALER -- 1.3%
   Goldman Sachs Group LP
     6.600%, 12/21/00                   30,000         30,000
   JP Morgan & Company MTN
     6.800%, 02/23/01                   25,000         25,000
                                                   ----------
                                                       55,000
                                                   ----------
   SPECIAL PURPOSE ENTITY -- 2.3%
   SMM Trust 99-A (A)
     6.780%, 09/13/00                  100,000        100,000
                                                   ----------
   TELEPHONE & TELECOMMUNICATIONS -- 1.9%
   SBC Communications (A)
     6.684%, 08/15/00                   82,500         82,500
                                                   ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $514,849)                                    514,849
                                                   ----------


-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 9.6%
   American Express Centurion Bank
     6.540%, 08/16/00                  $75,000       $ 75,000
   Bank of America
     6.570%, 09/15/00                   50,000         50,000
   Citibank (New York)
     7.410%, 05/30/01                   50,000         50,000
   First Union National Bank
     6.740%, 02/15/01                   38,200         38,200
   First Union National Bank (A)
     6.830%, 08/29/00                   40,000         40,000
   First USA Bank
     6.050%, 09/18/00                   50,000         49,997
   Harris Bankcorp
     6.560%, 09/06/00                   21,250         21,250
   Key Bank (A)
     6.893%, 08/31/00                   30,000         30,000
     6.823%, 09/07/00                   20,000         19,999
   NationsBank (A)
     6.901%, 09/06/00                   19,000         19,009
   U.S. Bank
     5.920%, 10/02/00                   25,000         24,997
                                                   ----------
   Total Certificates of Deposit/Bank Notes
     (Cost $418,452)                                  418,452
                                                   ----------

INSURANCE FUNDING AGREEMENTS -- 7.2%
   Allstate Corporation (A)
     6.750%, 08/01/00                   15,000         15,000
     6.900%, 09/15/00                   62,000         62,000
     6.844%, 10/01/00                   35,000         35,000
   Metropolitan Life Insurance (A)
     6.471%, 08/01/00                   75,000         75,000
   Monumental Life Insurance
     Company (A)
     6.480%, 08/01/00                   73,000         73,000
     6.860%, 10/01/00                   35,000         35,000
   Travelers Insurance (A)
     6.923%, 08/31/00                   20,000         20,000
                                                   ----------
Total Insurance Funding Agreements
   (Cost $315,000)                                    315,000
                                                   ----------

TIME DEPOSITS -- 3.1%
   Huntington National Bank
     6.656%, 08/01/00                   75,000         75,000
   Suntrust Atlanta
     6.688%, 08/01/00                   61,763         61,763
                                                   ----------
Total Time Deposits
   (Cost $136,763)                                    136,763
                                                   ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


PRIME OBLIGATION FUND (concluded)
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.9%
   Lehman Brothers, Incorporated (B)
     6.600%, dated 07/31/00, matures
     08/01/00, repurchase price
     $30,005,500 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $2,110,000 -
     $17,671,072, 6.500% - 9.000%,
     09/01/05 - 06/01/29; with total
     market value $30,599,817)         $30,000     $   30,000
   UBS Warburg Dillion (B)
     6.630%, dated 07/31/00, matures
     08/01/00, repurchase price
     $10,601,952 (collateralized by
     U.S. Government Obligation,
     par value $12,200,000, 5.500%,
     09/01/14; with total
     market value $10,813,062)          10,600         10,600
                                                   ----------
Total Repurchase Agreements
   (Cost $40,600)                                      40,600
                                                   ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $4,367,234)                                4,367,234
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%                (691)
                                                   ----------


-------------------------------------------------------------------------------

DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,281,733,529 outstanding shares
   of beneficial interest                          $3,281,734
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 411,381,999 outstanding shares
   of beneficial interest                             411,382
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 612,497,733 outstanding shares
   of beneficial interest                             612,498
Fund Shares of Class H (unlimited
   authorization -- no par value) based
    on 12,905 outstanding shares of
   beneficial interest                                     13
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based
   on 60,933,361 outstanding shares
   of beneficial interest                              60,933
Undistributed net investment income                        49
Accumulated net realized loss
   on investments                                         (66)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                         $4,366,543
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS H                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                       $1.00
                                                   ==========

(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC      LIMITED LIABILITY COMPANY
LP       LIMITED PARTNERSHIP
MTN      MEDIUM TERM NOTE


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
8

-------------------------------------------------------------------------------


TREASURY FUND
-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 14.4%
   U.S. Treasury Notes
     4.000%, 10/31/00                 $ 12,000       $ 11,953
     5.750%, 11/15/00                   10,000         10,000
     5.625%, 11/30/00                   10,000          9,988
     4.625%, 11/30/00                   18,000         17,923
     5.625%, 02/28/01                   10,000          9,958
     5.000%, 02/28/01                   33,000         32,753
     4.875%, 03/31/01                   15,000         14,843
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $107,418)                                    107,418
                                                   ----------

REPURCHASE AGREEMENTS -- 85.9%
   Barclay De Zoete Wedd (A)
     6.560%, dated 07/31/00, matures
     08/01/00, repurchase price
     $155,028,244 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $48,256,000 -
     $93,919,000, 6.375% - 7.125%,
     03/31/01 - 02/15/23; with total
     market value $158,100,117)        155,000        155,000
   Lehman Brothers, Incorporated (B)
     6.540%, dated 07/31/00, matures
     08/01/00, repurchase price
     $67,012,172 (collateralized by
     various U.S. Treasury STRIPS,
     ranging in par value $2,515,000 -
     $50,000,000, 08/15/03 - 05/15/13;
     with total market value
     $69,018,824)                       67,000         67,000
   Paribas Corporation (A)
     6.560%, dated 07/31/00, matures
     08/01/00, repurchase price
     $128,823,470 (collateralized by
     U.S. Treasury Notes, par value
     $127,692,000, 3.625%, 04/15/28;
     with total market value
     $131,376,719)                     128,800        128,800
   Salomon Smith Barney (A)
     6.550%, dated 07/31/00, matures
     08/01/00, repurchase price
     $130,023,653 (collateralized by
     U.S. Treasury Obligations,
     ranging in par value $1,575,000 -
     $26,615,000, 5.500% - 8.125%,
     08/15/00 - 02/15/29; with total
     market value $132,678,366)        130,000        130,000


-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   UBS Warburg Dillion (A)
     6.560%, dated 07/31/00, matures
     08/01/00, repurchase price
     $156,928,591 (collateralized by
     U.S. Treasury Notes, par value
     $134,790,000, 11.875%, 11/15/03;
     with total market value
     $160,042,526)                    $156,900       $156,900
                                                   ----------
Total Repurchase Agreements
   (Cost $637,700)                                    637,700
                                                   ----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $745,118)                                    745,118
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)            (2,523)
                                                   ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 257,998,240 outstanding shares
   of beneficial interest                             257,998
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 276,933,356 outstanding shares
   of beneficial interest                             276,933
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 114,883,336 outstanding shares
   of beneficial interest                             114,883
Fund Shares of Sweep Class (unlimited
   authorization -- no par value) based
   on 92,783,885 outstanding shares
   of beneficial interest                              92,785
Undistributed net investment income                         7
Accumulated net realized loss
   on investments                                         (11)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                           $742,595
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                       $1.00
                                                   ==========

(A)      TRI-PARTY REPURCHASE AGREEMENT
(B)      TERM REPURCHASE AGREEMENT
STRIPS   SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


TREASURY II FUND
-------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 102.0%
   U.S. Treasury Bills
     6.000%, 08/10/00                  $ 5,620      $   5,612
     6.030%, 08/17/00                   39,630         39,524
     5.940%, 08/17/00                   19,000         18,950
     5.930%, 08/17/00                   30,000         29,921
     5.770%, 08/17/00                    3,400          3,391
     5.980%, 08/31/00                   50,000         49,750
     5.965%, 08/31/00                   25,000         24,876
     5.600%, 08/31/00                    6,700          6,669
     6.010%, 09/07/00                   45,000         44,722
     5.990%, 09/07/00                   33,450         33,244
     5.985%, 09/07/00                    3,190          3,170
     5.722%, 09/07/00                   29,400         29,227
     5.620%, 09/14/00                    5,460          5,422
     5.930%, 09/28/00                    3,510          3,476
     5.760%, 09/28/00                   15,000         14,861
     5.940%, 10/05/00                   10,000          9,893
     5.900%, 10/05/00                    3,090          3,057
     5.880%, 10/05/00                    1,340          1,326
     5.850%, 10/05/00                   34,650         34,284
     6.000%, 10/12/00                    3,150         3,112
     5.965%, 10/12/00                    3,720          3,676
     6.005%, 10/19/00                   15,000         14,802
     6.015%, 10/26/00                   50,000         49,282
   U.S. Treasury Notes
     6.125%, 09/30/00                   49,450         49,445
     4.000%, 10/31/00                   40,000         39,779
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $521,471)                                    521,471
                                                   ----------
TOTAL INVESTMENTS -- 102.0%
   (Cost $521,471)                                    521,471
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- (2.0%)           (10,033)
                                                   ----------


-------------------------------------------------------------------------------

DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 362,187,435 outstanding shares
   of beneficial interest                            $362,186
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 71,438,377 outstanding shares
   of beneficial interest                              71,438
Fund Shares of Class C (unlimited
   authorization -- no par value) based
   on 77,821,963 outstanding shares
   of beneficial interest                              77,822
Undistributed net investment income                       208
Accumulated net realized loss
   on investments                                        (216)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                           $511,438
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $1.00
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                           $1.00
                                                   ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------


SHORT-DURATION
GOVERNMENT FUND
-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000    VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.3%
   U.S. Treasury Notes
     6.500%, 03/31/02                  $15,000        $15,019
     5.500%, 07/31/01                    5,000          4,955
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $19,924)                                      19,974
                                                   ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.0%
   FHLB
     6.750%, 05/01/02                   10,000          9,976
   FHLMC
     5.500%, 05/15/02                   10,000          9,769
   FNMA
     7.100%, 10/18/04                    5,000          4,938
                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $24,683)                                      24,683
                                                   ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 37.4%
   FHLMC -- 8.2%
     6.500%, 10/01/07                      692            681
     6.000%, 11/01/13                    6,383          6,056
                                                   ----------
                                                        6,737
                                                   ----------
   FHLMC REMIC -- 28.3%
     Ser 1034, Cl F
     8.500%, 01/15/06                    3,140          3,192
     Ser 1617, Cl PN
     9.000%, 02/15/20                    5,000          5,096
     Ser 1679, Cl C
     6.000%, 10/15/07                    4,000          3,945
     Ser 1993-188, Cl LA
     6.000%, 11/25/03                      586            576
     Ser 2037, Cl PB
     6.000%, 12/15/06                    3,603          3,564
     Ser 2075, Cl QC
     6.000%, 01/15/14                    7,000          6,898
                                                   ----------
                                                       23,271
                                                   ----------
   GNMA -- 0.9%
     7.500%, 01/15/11                       25             25
     7.500%, 02/15/11                      701            703
                                                   ----------
                                                          728
                                                   ----------
   Total U.S. Government Mortgage-Backed
   Obligations
     (Cost $31,479)                                    30,736
                                                   ----------


-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 7.8%
   PaineWebber
     6.550%, dated 07/31/00, matures
     08/01/00, repurchase price
     $6,401,164 (collateralized by
     U.S. Treasury Bonds, par value
     $6,230,000, 6.250%, 08/15/23;
     with total market
     value $6,544,954)                  $6,400        $ 6,400
                                                   ----------
Total Repurchase Agreement
   (Cost $6,400)                                        6,400
                                                   ----------
TOTAL INVESTMENTS -- 99.5%
   (Cost $82,486)                                      81,793
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%                 443
                                                   ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,269,063 outstanding shares
   of beneficial interest                              84,365
Fund Shares of Class B (unlimited
   authorization -- no par value) based
   on 997 outstanding shares of
   beneficial interest                                     10
Undistributed net investment income                        10
Accumulated net realized loss
   on investments                                      (1,456)
Net unrealized depreciation on investments               (693)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                            $82,236
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $9.94
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                           $9.94
                                                   ==========
CL       CLASS
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC    REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER      SERIES


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


INTERMEDIATE-DURATION
GOVERNMENT FUND
-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 44.4%
   U.S. Treasury Bonds
    12.000%, 08/15/13                  $13,000        $17,542
   U.S. Treasury Notes
    11.875%, 11/15/03                   10,000         11,619
    10.750%, 02/15/03                   10,000         11,009
                                                   ----------
Total U.S. Treasury Obligations
   (Cost $41,055)                                      40,170
                                                   ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.4%
   Aid-Israel Agency For International Development
     6.750%, 08/15/04                    4,000          3,980
   FNMA
     7.125%, 02/15/05                    5,000          5,025
   Private Export Funding
     8.750%, 06/30/03                    5,670          5,932
     8.400%, 07/31/01                    1,600          1,624
     7.010%, 04/30/04                      785            786
     6.900%, 01/31/03                    2,875          2,875
                                                   ----------
Total U.S. Government Agency Obligations
   (Cost $20,483)                                      20,222
                                                   ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 28.0%
   FHLMC -- 10.2%
     8.250%, 12/01/07 - 12/01/09           465            475
     7.350%, 05/16/05                      750            741
     7.000%, 02/25/19                      176            175
     6.500%, 09/01/10 - 10/01/14         5,488          5,303
     6.250%, 07/01/03                       81             78
     6.000%, 12/01/13                    1,260          1,195
     5.500%, 08/01/08 - 10/01/13         1,337          1,243
                                                   ----------
                                                        9,210
                                                   ----------
   FHLMC REMIC -- 3.1%
     Ser 1033, Cl G
     8.000%, 01/15/06                      237            239
     Ser 1506, Cl PG
     6.000%, 10/15/06                      792            784
     Ser 1601, Cl PE
     5.750%, 01/15/06                      131            131
     Ser 1647, Cl PG
     6.000%, 08/15/07                      400            394
     Ser 165, Cl K
     6.500%, 09/15/21                      295            283
     Ser 1758, Cl E
     5.500%, 04/15/08                    1,000            968
                                                   ----------
                                                        2,799
                                                   ----------


-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   FNMA -- 7.0%
     8.000%, 05/01/08 - 06/01/08        $  352         $  352
     7.500%, 03/01/07 - 06/01/09           198            196
     7.385%, 03/25/21                    1,554          1,559
     7.280%, 10/01/06                       24             24
     7.040%, 03/01/07                       39             38
     7.024%, 06/01/07                       19             18
     6.907%, 06/01/07                    1,284          1,260
     6.812%, 10/01/07                       53             52
     6.430%, 01/01/08                       92             88
     6.390%, 01/01/06                       38             37
     6.340%, 01/01/08                       86             82
     6.300%, 01/01/08                       93             88
     6.295%, 06/01/08                       59             56
     6.270%, 11/01/07                      322            305
     6.180%, 07/01/08                      108            101
     6.000%, 02/01/13 - 07/01/13         1,621          1,535
     5.500%, 12/01/08 - 11/01/09           616            571
                                                   ----------
                                                        6,362
                                                   ----------
   FNMA REMIC -- 0.6%
     Ser 1993-107, Cl C
     6.000%, 09/25/05                       17             17
     Ser 1993-135, Cl PE
     6.500%, 02/25/07                      397            395
     Ser 1993-188, Cl LA
     6.000%, 11/25/03                      120            117
                                                   ----------
                                                          529
                                                   ----------
   GNMA -- 7.1%
     9.500%, 05/01/18                      263            272
     8.750%, 05/20/17 - 11/20/17           345            350
     8.500%, 05/20/16 - 02/20/18           897            910
     8.250%, 04/15/06 - 07/15/08           620            630
     7.000%, 10/15/14 - 09/16/19         4,035          3,993
     6.000%, 04/15/09                      237            226
                                                   ----------
                                                        6,381
                                                   ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $25,925)                                      25,281
                                                   ----------

REPURCHASE AGREEMENT -- 0.5%
   PaineWebber
     6.550%, dated 07/31/00, matures
     08/01/00, repurchase price
     484,088 (collateralized by
     U.S. Treasury Notes, par value
     $480,000, 6.250%, 02/15/07; with
     total market value $495,714)          484            484
                                                   ----------
Total Repurchase Agreement
   (Cost $484)                                            484
                                                   ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                                    MARKET
DESCRIPTION                                       VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 95.3%
   (Cost $87,947)                                     $86,157
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- 4.7%               4,249
                                                   ----------
TOTAL NET ASSETS -- 100.0%                            $90,406
                                                   ==========
CL       CLASS
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC    REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER      SERIES



GNMA FUND
-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
GNMA -- 99.4%
   12.500%, 12/15/06 - 07/15/15         $   20         $   24
   12.000%, 04/15/14                         1              1
   11.500%, 04/15/10 - 02/15/13             16             17
   10.500%, 03/15/18                        43             46
   10.000%, 09/15/15 - 07/15/20            192            203
    9.500%, 06/15/09 - 11/15/20          3,244          3,358
    9.000%, 05/15/16 - 05/15/22          2,281          2,350
    8.500%, 08/15/08 - 07/15/30          3,310          3,384
    8.000%, 12/15/21 - 07/01/30          5,589          5,619
    7.500%, 02/15/17 - 06/15/29         13,821         13,703
    7.000%, 05/15/23 - 12/15/28         14,677         14,267
    6.500%, 08/15/01 - 11/15/28         16,243         15,443
    6.000%, 12/15/23 - 08/01/30         17,283         15,923
                                                   ----------
Total GNMA
   (Cost $76,192)                                      74,338
                                                   ----------

REPURCHASE AGREEMENT -- 1.5%
   PaineWebber
     6.550%, dated 07/31/00,
     matures 08/01/00, repurchase price
     $1,158,211 (collateralized by
     U.S. Treasury Bonds, par value
     $855,000, 9.875%, 11/15/15; with
     total market value $1,186,280)      1,158          1,158
                                                   ----------
Total Repurchase Agreement
   (Cost $1,158)                                        1,158
                                                   ----------
TOTAL INVESTMENTS -- 100.9%
   (Cost $77,350)                                      75,496
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- (0.9%)              (694)
                                                   ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 7,956,692 outstanding shares
   of beneficial interest                              90,931
Undistributed net investment income                       140
Accumulated net realized loss on investments          (14,415)
Net unrealized depreciation on investments             (1,854)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                            $74,802
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $9.40
                                                   ==========

GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


CORPORATE DAILY
INCOME FUND
-------------------------------------------------------------------------------
                                        FACE        MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 19.1%
   FHLB
     6.750%, 05/01/02                   $7,000        $ 6,983
   FHLMC
     7.000%, 03/01/07                    1,230          1,212
   FHLMC REMIC, Ser 1418, Cl H
     7.000%, 10/15/03                      341            340
   FNMA
     7.000%, 01/01/04                    2,080          2,049
     6.500%, 09/01/02                    1,817          1,790
     6.000%, 04/01/01                    2,950          2,853
   GNMA REMIC, Ser 1998-22, Cl VC
     6.500%, 07/20/02                    3,056          3,032
                                                   ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $18,452)                                      18,259
                                                   ----------

CORPORATE OBLIGATIONS -- 42.0%
   BANKS -- 6.3%
   Huntington National Bank
     5.875%, 01/15/01                    1,500          1,491
   US Bancorp (A)
     6.621%, 02/03/03                    2,000          1,998
   Wachovia Corporation (A)
     6.865%, 10/09/01                    1,750          1,752
   Wells Fargo Company
     7.200%, 05/01/03                      758            757
                                                   ----------
                                                        5,998
                                                   ----------
   CHEMICALS -- 1.0%
   Monsanto Corporation
     5.375%, 12/01/01                    1,000            981
                                                   ----------
   DIVERSIFIED MANUFACTURING -- 1.3%
   Textron
     6.750%, 09/15/02                    1,235          1,221
                                                   ----------
   ELECTRICAL SERVICES -- 4.0%
   MidAmerican Energy
     7.375%, 08/01/02                    1,000          1,000
   Public Service Company
     6.000%, 04/15/03                    1,250          1,214
   Virginia Electric and Power (A)
     6.911%, 03/22/02                    1,600          1,598
                                                   ----------
                                                        3,812
                                                   ----------
   FINANCIAL SERVICES -- 20.6%
   American General Finance
     5.730%, 11/26/01                    1,000            978
   Associates Corporation of
     North America (A)
     6.880%, 05/17/02                    1,000            999
   Caterpillar Financial Services
     Corporation MTN
     7.590%, 12/10/03                    1,250          1,251


-------------------------------------------------------------------------------
                                       FACE         MARKET
     DESCRIPTION                   AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   Cit Group Holding MTN
     5.850%, 02/05/01                   $1,500        $ 1,491
   FleetBoston Financial Corporation (A)
     6.980%, 03/27/03                    1,500          1,497
   Ford Motor Credit Company (A)
     6.994%, 07/16/02                    2,000          2,001
   General Electric Capital Corporation
     5.770%, 08/27/01                    1,750          1,726
   General Motors Acceptance
     Corporation (A)
     7.153%, 12/17/01                    2,000          2,006
   Heller Financial Incorporated
     6.500%, 07/22/02                    2,000          1,965
   John Deere Capital Corporation
     6.750%, 02/09/01                    1,500          1,494
   National Rural Utilities
     7.375%, 02/10/03                    1,750          1,759
   Norwest Financial
     5.500%, 03/19/01                    1,000            989
   USAA Capital Corporation
     7.410%, 06/30/03                    1,500          1,500
                                                   ----------
                                                       19,656
                                                   ----------
   LEASING & RENTING -- 1.0%
   International Lease Financial Corporation
     6.000%, 06/15/03                    1,025            985
                                                   ----------
   PRINTING & PUBLISHING -- 1.3%
   Times Mirror
     6.650%, 10/15/01                    1,250          1,242
                                                   ----------
   RETAIL -- 2.1%
   Wal-Mart Stores
     6.150%, 08/10/01                    2,000          1,983
                                                   ----------
   SPECIAL PURPOSE ENTITY -- 2.1%
   Bell Atlantic Financial Services (A)
     6.703%, 03/21/02                    2,000          1,999
                                                   ----------
   STEEL & STEEL WORKS -- 0.3%
   Alcoa Incorporated
     7.250%, 08/01/05                      315            316
                                                   ----------
   TELEPHONE & TELECOMMUNICATIONS -- 2.0%
   AT&T Corporation
     5.625%, 03/15/04                    1,000            944
   United States West Capital Funding
     Incorporated
     6.125%, 07/15/02                    1,000            981
                                                   ----------
                                                        1,925
                                                   ----------
Total Corporate Obligations
   (Cost $40,362)                                      40,118
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 36.4%
   AUTOMOTIVE -- 18.5%
   Aesop Funding II LLC,
     Ser 1997-1, Cl A1
     6.220%, 10/20/01                   $  850         $  849
   ANRC Auto Owner Trust,
     Ser 1999-A, Cl A2
     6.540%, 11/15/02                      732            731
   ARG Funding Corporation,
     Ser 1999-1A, Cl A2
     5.880%, 05/20/03                    1,250          1,228
   Capital Auto Receivables Asset
     Trust, Ser 1999-1, Cl A2
     5.580%, 06/10/02                    1,000            994
   Capital Auto Receivables Asset
     Trust, Ser 1999-2, Cl A3
     6.250%, 03/15/03                    1,000            992
   Carco Auto Loan Master Trust,
     Ser 1999-1, Cl A1
     5.650%, 03/15/01                    1,500          1,486
   Chase Manhattan Auto Owner Trust,
     Ser 1998-A, Cl A3
     5.700%, 09/17/01                      100            100
   Chase Manhattan Auto Owner Trust,
     Ser 1998-B, Cl A3
     5.750%, 10/15/01                      265            265
   Chase Manhattan Auto Owner Trust,
     Ser 1998-C, Cl A4
     5.850%, 05/15/03                    1,200          1,181
   Ford Credit Auto Owner Trust,
     Ser 1999-A, Cl A4
     5.310%, 11/15/01                    1,092          1,088
   Ford Credit Auto Owner Trust,
     Ser 1999-B, Cl A4
     5.800%, 06/15/02                    1,300          1,288
   Ford Credit Auto Owner Trust,
     Ser 1999-C, Cl A4
     6.080%, 09/16/02                    1,000            991
   Nissan Auto Receivables Owner Trust,
     Ser 2000-A, Cl A3
     7.010%, 09/15/03                    1,015          1,014
   ONYX Acceptance Auto Trust,
     Ser 2000-C, Cl A4
     7.260%, 05/15/07                    1,000          1,002
   Premier Auto Trust, Ser 1998-1, Cl A3
     5.630%, 08/06/01                      299            299
   Premier Auto Trust, Ser 1998-2, Cl A3
     5.770%, 01/06/02                      401            400
   Premier Auto Trust, Ser 1998-4, Cl A3
     5.690%, 06/08/02                    1,328          1,321
   Rental Car Finance Corporation
     Auto Trust, Ser 1997-1, Cl A1
     6.250%, 06/25/03                    1,500          1,493


-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   World Omni Automobile Lease
     Securitization Trust, Ser 1998-A,
     Cl A3 (A)
     7.080%, 12/15/04                   $1,000        $ 1,000
                                                   ----------
                                                       17,722
                                                   ----------
   CREDIT CARDS -- 5.0%
   AT&T Universal Card Master Trust,
     Ser 1997-1, Cl A (A)
     6.850%, 04/19/04                    1,000          1,001
   Fleet Credit Card Master Trust II,
     Ser 1999-A, Cl A (A)
     6.740%, 03/15/02                    2,000          2,002
   Fleet Credit Card Master Trust II,
     Ser 2000-A, Cl A (A)
     6.760%, 07/15/05                    1,750          1,752
                                                   ----------
                                                        4,755
                                                   ----------
   MORTGAGE RELATED -- 12.9%
   Advanta Mortgage Trust Loan,
     Ser 1999-4, Cl A (A)
     6.990%, 11/25/29                    1,177          1,177
   Bank of Boston Commercial Loan
     Master LLC, Ser 1998-1A, Cl A1 (A)
     7.010%, 11/16/03                    1,000          1,001
   Comm, Ser 2000-Fl1, Cl A (A)
     6.930%, 12/16/09                    1,151          1,151
   Fremont Home Loan Owner Trust,
     Ser 1999-1 (A)
     6.920%, 03/25/30                      628            629
   Main Place Funding, Ser 95-2 (A)
     6.888%, 10/25/00                    1,000            997
   Main Place Funding, Ser 99-1 (A)
     6.940%, 05/25/02                    1,250          1,247
   NationsBank Commercial Loan
     Master Trust, Ser 1997-1, Cl A (A)
     6.885%, 09/20/02                    2,500          2,499
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A1
     5.480%, 03/01/03                    1,130          1,121
   Sasco Corporate Floater Rate
     Commercial Mortgage,
     Ser 1999-C3, Cl A (A)
     7.030%, 11/20/01                    1,021          1,023
   SLM Student Loan Trust,
     Ser 2000-01, Cl A1L
     6.810%, 01/25/05                    1,500          1,499
                                                   ----------
                                                       12,344
                                                   ----------
Total Asset-Backed Securities
   (Cost $34,924)                                      34,821
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


CORPORATE DAILY
INCOME FUND (concluded)
-------------------------------------------------------------------------------
                                       FACE         MARKET
DESCRIPTION                        AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 1.6%
   Key Bank (A)
     7.064%, 10/26/01                   $1,500        $ 1,504
                                                   ----------
Total Certificates of Deposit/Bank Notes
   (Cost $1,500)                                        1,504
                                                   ----------

REPURCHASE AGREEMENT -- 0.6%
   PaineWebber
     6.550%, dated 07/31/00, matures
     08/01/00, repurchase price
     $548,100 (collateralized by
     U.S. Treasury Notes, par value
     $550,000, 6.500%, 03/31/02;
     with total market value $562,776)     548            548
                                                   ----------
Total Repurchase Agreement
   (Cost $548)                                            548
                                                   ----------

TOTAL INVESTMENTS -- 99.7%
   (Cost $95,786)                                      95,250
                                                   ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                 254
                                                   ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 48,182,755 outstanding shares
   of beneficial interest                              96,254
Distribution in excess of net investment
   income                                                  (9)
Accumulated net realized loss
   on investments                                        (205)
Net unrealized depreciation on investments               (536)
                                                   ----------
TOTAL NET ASSETS -- 100.0%                            $95,504
                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                           $1.98
                                                   ==========

[FN]
(A) FLOATING INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
CL       CLASS
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC      LIMITED LIABILITY COMPANY
MTN      MEDIUM TERM NOTE
REMIC    REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER      SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
16

STATEMENT OF ASSETS AND LIABILITIES (000)
---------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED)


                                                                           ------------------------------
                                                                                INTERMEDIATE-DURATION
                                                                                      GOVERNMENT
                                                                                         FUND
                                                                           ------------------------------
ASSETS:
   Investments at value (Cost $87,947)                                                 $86,157
   Cash                                                                                     --
   Investment securities sold                                                            3,006
   Accrued Income                                                                        1,787
                                                                                       -------
   Total assets                                                                         90,950
                                                                                       -------
LIABILITIES:
   Dividend Income Payable                                                                 443
   Accrued expenses                                                                        101
                                                                                       -------
   Total liabilities                                                                       544
                                                                                       -------
   Net assets                                                                          $90,406
                                                                                       =======
NET ASSETS:
   Fund Shares of Class A (unlimited authorization -- no par value)
   based on 9,245,271 outstanding shares of beneficial interest                         98,596
   Undistributed net investment income                                                      84
   Accumulated net realized loss on investments                                         (6,484)
   Net unrealized depreciation on investments                                           (1,790)
                                                                                       -------
TOTAL NET ASSETS:                                                                      $90,406
                                                                                       =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                                            $9.78
                                                                                       =======

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED)


                                                            ---------            -----------            --------------
                                                              MONEY
                                                             MARKET              GOVERNMENT              GOVERNMENT II
                                                              FUND                  FUND                     FUND
                                                            ---------            -----------            --------------
Interest Income                                             $26,398                 $11,929                $29,143
                                                            -------                 -------                -------
EXPENSES:
   Management fees                                            1,356                     461                    900
   Less: Management fees waived                                (833)                   (149)                  (138)
   Investment advisory fees                                      96                      45                    111
   Less: Investment advisory fees waived                        (45)                    (21)                   (52)
   Shareholder servicing fees (1)                             1,413                     651                  1,275
   Less: Shareholder servicing fees waived                     (643)                   (268)                  (990)
   Custodian/wire agent fees                                    117                      20                     50
   Trustee fees                                                   3                       1                      3
   Registration fees                                             11                       9                     33
   Other                                                         35                      18                     41
                                                            -------                 -------                -------
   Total expenses                                             1,510                     767                  1,233
                                                            -------                 -------                -------
NET INVESTMENT INCOME                                        24,888                  11,162                 27,910
                                                            -------                 -------                -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss)from security
     transactions                                                (9)                     (1)                    (1)
                                                            -------                 -------                -------
   Net change in unrealized appreciation
     of investments                                              --                      --                     --
                                                            -------                 -------                -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $24,879                 $11,161                $27,909
                                                            =======                 =======                =======

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
18

  ---------          -----------     --------------     ----------      --------------    -------------     -----------
                                                           SHORT-        INTERMEDIATE-                      CORPORATE
    PRIME                                                DURATION         DURATION                           DAILY
  OBLIGATION          TREASURY        TREASURY II        GOVERNMENT       GOVERNMENT           GNMA          INCOME
    FUND               FUND             FUND               FUND             FUND               FUND           FUND
 ------------       -----------      ------------       -----------     --------------    -------------     -----------
   $154,922           $20,345            $14,861           $2,679            $3,054          $ 2,758         $3,042
   --------           -------            -------           ------            ------          -------         ------
      4,678               797                623              151               171              123            169
       (773)             (300)               (79)              (9)               --               --            (43)
        576                78                 60               43                49               38             48
       (268)              (36)               (28)              (9)               --               --            (21)
      7,030             1,257                731              108               122               96            121
     (4,987)             (260)              (487)            (108)             (115)             (43)          (121)
        261                84                 27                5                 6                4              5
         15                 2                  2               --                --               --             --
        227                12                 19                6                 4                5              3
        209                27                 25                7                 8                7              8
   --------           -------            -------           ------            ------          -------         ------
      6,968             1,661                893              194               245              230            169
   --------           -------            -------           ------            ------          -------         ------
    147,954            18,684             13,968            2,485             2,809            2,528          2,873
   --------           -------            -------           ------            ------          -------         ------



        (66)               (2)                19             (590)             (772)          (1,337)           (97)
   --------           -------            -------           ------            ------          -------         ------
         --                --                 --            1,229             2,427            2,999            634
   --------           -------            -------           ------            ------          -------         ------
   $147,888           $18,682            $13,987           $3,124            $4,464          $ 4,190         $3,410
   ========           =======            =======           ======            ======          =======         ======


STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 2000

                                                                 -------------------------      ------------------------
                                                                        MONEY MARKET                  GOVERNMENT
                                                                            FUND                         FUND
                                                                 -------------------------      ------------------------
                                                                     2/1/00       2/1/99         2/1/00        2/1/99
                                                                       to           to             to            to
                                                                     7/31/00      1/31/00        7/31/00       1/31/00
                                                                 -------------------------      ------------------------
OPERATIONS:
     Net investment income                                       $    24,888  $     44,592      $  11,162    $    35,635
     Net realized gain (loss) from security transactions                  (9)           (4)            (1)            37
                                                                 -----------  ------------      ---------    -----------
     Net increase in net assets from operations                       24,879        44,588         11,161         35,672
                                                                 -----------  ------------      ---------    -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                         (16,086)      (35,389)        (6,405)       (11,236)
     Class B                                                          (1,359)         (854)        (2,156)        (2,750)
     Class C                                                          (6,438)       (7,607)        (1,940)        (2,452)
     Class H                                                              --            --             --             --
     CNI Class*                                                           --            --             --        (18,890)
     Sweep Class                                                        (959)         (630)          (661)          (320)
                                                                 -----------  ------------      ---------    -----------
   Total dividends distributed                                       (24,842)      (44,480)       (11,162)       (35,648)
                                                                 -----------  ------------      ---------    -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                   4,928,671     9,940,077        667,365      1,417,542
     Reinvestment of cash distributions                                5,842        21,792          1,998          5,391
     Cost of shares redeemed                                      (4,322,866)  (10,909,801)      (658,894)    (1,421,439)
                                                                 -----------  ------------      ---------    -----------
     Increase (decrease) in net assets from Class A transactions     611,647      (947,932)        10,469          1,494
                                                                 -----------  ------------      ---------    -----------
   Class B:
     Proceeds from shares issued                                     224,082       210,048        254,790        399,923
     Reinvestment of cash distributions                                  126           101             --             36
     Cost of shares redeemed                                        (190,406)     (184,185)      (237,860)      (370,020)
                                                                 -----------  ------------      ---------    -----------
     Increase (decrease) in net assets from Class B transactions      33,802        25,964         16,930         29,939
                                                                 -----------  ------------      ---------    -----------
   Class C:
     Proceeds from shares issued                                     641,800       812,183        189,524        449,358
     Reinvestment of cash distributions                                   --            24             --             --
     Cost of shares redeemed                                        (546,060)     (765,471)      (163,330)      (428,912)
                                                                 -----------  ------------      ---------    -----------
     Increase (decrease) in net assets from Class C transactions      95,740        46,736         26,194         20,446
                                                                 -----------  ------------      ---------    -----------
   Class H:
     Proceeds from shares issued                                          --            --             --             --
     Reinvestment of cash distributions                                   --            --             --             --
     Cost of shares redeemed                                              --            --             --             --
                                                                 -----------  ------------      ---------    -----------
     Increase in net assets from Class H transactions                     --            --             --             --
                                                                 -----------  ------------      ---------    -----------
   CNI Class*:
     Proceeds from shares issued                                          --            --             --      1,012,114
     Reinvestment of cash distributions                                   --            --             --         11,807
     Cost of shares redeemed                                              --            --             --     (2,104,329)
                                                                 -----------  ------------      ---------    -----------
     Decrease in net assets from CNI Class transactions                   --            --             --     (1,080,408)
                                                                 -----------  ------------      ---------    -----------
   Sweep Class:
     Proceeds from shares issued                                     108,601       116,180         83,813        115,386
     Reinvestment of cash distributions                                   --            --             --             --
     Cost of shares redeemed                                         (82,402)      (96,506)       (79,133)       (96,087)
                                                                 -----------  ------------      ---------    -----------
     Increase in net assets from Sweep Class transactions             26,199        19,674          4,680         19,299
                                                                  ----------- ------------      ---------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS    767,388      (855,558)        58,273     (1,009,230)
                                                                 -----------  ------------      ---------    -----------
       Net increase (decrease) in net assets                         767,425      (855,450)        58,272     (1,009,206)
                                                                 -----------  ------------      ---------    -----------
NET ASSETS:
   Beginning of Period                                               504,169     1,359,619        353,972      1,363,178
                                                                 -----------  ------------      ---------    -----------
   End of Period                                                 $ 1,271,594  $    504,169      $ 412,244    $   353,972
                                                                 ===========  ============      =========    ===========

[FN]
   *GOVERNMENT CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
20

---------------------------------------------------------------------------------------------------------------------

 ------------------------      --------------------------       ----------------------       ------------------------
       GOVERNMENT II               PRIME OBLIGATION                   TREASURY                     TREASURY II
           FUND                          FUND                           FUND                          FUND
 ------------------------      --------------------------       ----------------------       ------------------------
    2/1/00        2/1/99          2/1/00          2/1/99         2/1/00        2/1/99          2/1/00        2/1/99
      to            to              to              to             to            to              to            to
    7/31/00       1/31/00         7/31/00         1/31/00        7/31/00       1/31/00         7/31/00       1/31/00
 ------------------------      --------------------------       ----------------------       ------------------------
 $   27,910    $   47,455      $   147,954    $   257,529       $ 18,684    $   23,389       $  13,968     $   25,716
         (1)           49              (66)           180             (2)           (3)             19             23
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
     27,909        47,504          147,888        257,709         18,682        23,386          13,987         25,739
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------



    (23,479)      (41,205)        (121,000)      (224,391)        (6,135)      (10,090)        (10,642)       (20,040)
     (3,103)       (4,083)         (10,443)       (13,713)        (7,202)       (4,855)         (2,102)        (4,572)
     (1,338)       (2,171)         (15,720)       (18,902)        (3,125)       (4,688)         (1,225)        (1,102)
         --            --               --             --             --            --              --             --
         --            --               --             --             --            --              --             --
         --            --             (782)          (456)        (2,244)       (3,729)             --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
    (27,920)      (47,459)        (147,945)      (257,462)       (18,706)      (23,362)        (13,969)       (25,714)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------


  1,729,767     4,256,009       23,444,987     50,981,608        969,529     2,066,676         954,617      2,559,713
      3,261         7,562           38,594         78,021          1,065         3,387           3,900          7,347
 (1,779,146)   (4,413,367)     (25,688,452)   (50,055,889)      (908,871)   (2,143,474)       (975,568)    (2,639,637)
 ----------    ----------      -----------    -----------       --------    ----------        --------     ----------
    (46,118)     (149,796)      (2,204,871)     1,003,740         61,723       (73,411)        (17,051)       (72,577)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

    350,989       443,329        1,634,158      3,095,987        653,179       501,735         333,266        390,073
        418           641              862          1,262            425           168             440          2,207
   (292,225)     (426,041)      (1,570,861)    (2,979,404)      (535,717)     (438,940)       (337,981)      (454,107)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
     59,182        17,929           64,159        117,845        117,887        62,963          (4,275)       (61,827)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

    149,780       249,411        1,276,830      1,791,413        390,773       717,339         229,973        239,173
          8            15               80            167             --            --              --             --
   (142,956)     (256,120)      (1,166,190)    (1,641,684)      (391,353)     (705,515)       (186,566)      (224,131)
-----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
      6,832        (6,694)         110,720        149,896           (580)       11,824          43,407         15,042
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

         --            --               15             --             --            --              --             --
         --            --               --             --             --            --              --             --
         --            --               (2)            --             --            --              --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
         --            --               13             --             --            --              --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

         --            --               --             --             --            --              --             --
         --            --               --             --             --            --              --             --
         --            --               --             --             --            --              --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
         --            --               --             --             --            --              --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

         --            --          168,803        115,836        201,927       346,077              --             --
         --            --               --             45             --            --              --             --
         --            --         (122,293)      (107,103)      (191,918)     (335,662)             --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
         --            --           46,510          8,778         10,009        10,415              --             --
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
     19,896      (138,561)      (1,983,469)     1,280,259        189,039        11,791          22,081       (119,362)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
     19,885      (138,516)      (1,983,526)     1,280,506        189,015        11,815          22,099       (119,337)
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------

    920,430     1,058,946        6,350,069      5,069,563        553,580       541,765         489,339        608,676
 ----------    ----------      -----------    -----------       --------    ----------       ---------     ----------
 $  940,315    $  920,430      $ 4,366,543    $ 6,350,069       $742,595    $  553,580       $ 511,438     $  489,339
 ==========    ==========      ===========    ===========       ========    ==========       =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND FOR THE YEAR ENDED JANUARY 31, 2000


                                                                            --------------------

                                                                                SHORT-DURATION
                                                                                  GOVERNMENT
                                                                                     FUND
                                                                            --------------------
                                                                               2/1/00     2/1/99
                                                                                 to         to
                                                                              7/31/00    1/31/00
                                                                            --------------------
OPERATIONS:
     Net investment income                                                   $  2,485    $ 5,690
     Net realized loss from security transactions                                (590)      (256)
     Net change in unrealized appreciation (depreciation) of investments        1,229     (2,855)
                                                                            ---------  ---------
     Net increase (decrease) in net assets from operations                      3,124      2,579
                                                                            ---------  ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                   (2,485)    (5,699)
     Class B                                                                       (1)        (1)
                                                                            ---------  ---------
   Total dividends distributed                                                 (2,486)    (5,700)
                                                                            ---------  ---------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                               83,554    148,129
     Reinvestment of cash distributions                                           920      2,975
     Cost of shares redeemed                                                 (100,431)  (149,486)
                                                                            ---------  ---------
     Increase (decrease) in net assets from Class A transactions              (15,957)     1,618
                                                                            ---------  ---------
   Class B:
     Proceeds from shares issued                                                   --          1
     Reinvestment of cash distributions                                            --         --
     Cost of shares redeemed                                                       (4)        --
                                                                            ---------  ---------
     Increase (decrease) in net assets from Class B transactions                   (4)         1
                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS             (15,961)     1,619
                                                                            ---------  ---------
       Net increase (decrease) in net assets                                  (15,323)    (1,502)
                                                                            ---------  ---------
NET ASSETS:
   Beginning of Period                                                         97,559     99,061
                                                                            ---------  ---------
   End of Period                                                            $  82,236   $ 97,559
                                                                            =========  =========
CAPITAL SHARES ISSUED AND REDEEMED:
   Class A:
     Shares issued                                                              8,439     14,817
     Shares issued in lieu of cash distributions                                   93        298
     Shares redeemed                                                          (10,143)   (14,983)
                                                                            ---------  ---------
     Total Class A transactions                                                (1,611)       132
                                                                            ---------  ---------
   Class B:
     Shares issued                                                                 --         --
     Shares issued in lieu of cash distributions                                   --         --
     Shares redeemed                                                               --         --
                                                                            ---------  ---------
     Total Class B transactions                                                    --         --
                                                                            ---------  ---------
     Increase (decrease) in capital shares                                     (1,611)       132
                                                                            ---------  ---------

[FN]
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
22

-----------------------------------------------------------------------------------------------------------------------------------


              ---------------------                      ---------------------                   ----------------------
                  INTERMEDIATE-                                                                        CORPORATE
                    DURATION                                                                             DAILY
                   GOVERNMENT                                    GNMA                                    INCOME
                      FUND                                       FUND                                     FUND
              ---------------------                      ---------------------                   ----------------------
                2/1/00       2/1/99                         2/1/00      2/1/99                       2/1/00      2/1/99
                  to          to                              to         to                            to         to
               7/31/00      1/31/00                        7/31/00     1/31/00                      7/31/00     1/31/00
              ---------------------                      ---------------------                   ----------------------

              $  2,809    $  7,107                       $  2,528    $  6,370                     $  2,873   $   5,624
                  (772)        (84)                        (1,337)       (763)                         (97)       (155)
                 2,427      (7,988)                         2,999      (6,837)                         634      (1,532)
              --------    --------                       --------    --------                     --------   ---------
                 4,464        (965)                         4,190      (1,230)                       3,410       3,937
              --------    --------                       --------    --------                     --------   ---------


                (2,808)     (7,112)                        (2,496)     (6,403)                      (2,870)     (5,585)
                    --          --                             --          --                           --          --
              --------    --------                       --------    --------                     --------   ---------
                (2,808)     (7,112)                        (2,496)     (6,403)                      (2,870)     (5,585)
              --------    --------                       --------    --------                     --------   ---------


                 4,917      72,433                          8,446      45,457                       72,182     129,749
                   639       3,024                            660       2,636                        1,683       4,016
               (31,344)    (77,499)                       (20,004)    (57,253)                     (93,019)   (108,042)
              --------    --------                       --------    --------                     --------   ---------
               (25,788)     (2,042)                       (10,898)     (9,160)                     (19,154)     25,723
              --------    --------                       --------    --------                     --------    --------

                    --          --                             --          --                           --          --
                    --          --                             --          --                           --          --
                    --          --                             --          --                           --          --
              --------    --------                       --------    --------                     --------   ---------
                    --          --                             --          --                           --          --
              --------    --------                       --------    --------                     --------   ---------
               (25,788)     (2,042)                       (10,898)     (9,160)                     (19,154)     25,723
              --------    --------                       --------    --------                     --------   ---------
               (24,132)    (10,119)                        (9,204)    (16,793)                     (18,614)     24,075
              --------    --------                       --------    --------                     --------   ---------

               114,538     124,657                         84,006     100,799                      114,118      90,043
              --------    --------                       --------    --------                     --------   ---------
              $ 90,406    $114,538                       $ 74,802    $ 84,006                     $ 95,504   $ 114,118
              ========    ========                       ========    ========                     ========   =========


                   507       7,307                            905       4,723                       36,549      65,437
                    66         307                             71         277                          853       2,025
                (3,236)     (7,878)                        (2,154)     (6,040)                     (47,137)    (54,553)
              --------    --------                       --------    --------                     --------   ---------
                (2,663)       (264)                        (1,178)     (1,040)                      (9,735)     12,909
              --------    --------                       --------    --------                     --------   ---------

                    --          --                             --          --                           --          --
                    --          --                             --          --                           --          --
                    --          --                             --          --                           --          --
              --------    --------                       --------    --------                     --------   ---------
                    --          --                             --          --                           --          --
              --------    --------                       --------    --------                     --------   ---------
                (2,663)       (264)                        (1,178)     (1,040)                      (9,735)     12,909
              ========    ========                       ========    ========                     ========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                             23


FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND FOR THE YEARS ENDED JANUARY 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


         NET ASSET             NET REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS                                          RATIO OF
           VALUE        NET       UNREALIZED        FROM NET          FROM          NET ASSET             NET ASSETS     EXPENSES
         BEGINNING  INVESTMENT  GAINS (LOSSES)     INVESTMENT    REALIZED CAPITAL   VALUE END   TOTAL      END OF       TO AVERAG
         OF PERIOD    INCOME    ON SECURITIES        INCOME           GAINS         OF PERIOD   RETURN   PERIOD (000)   NET ASSES
===================================================================================================================================
-----------------
MONEY MARKET FUND
-----------------
CLASS A
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      3.09%   $  876,100        0.18%
   2000     1.00       0.05           --              (0.05)            --             1.00      5.19       264,423        0.18
   1999     1.00       0.05           --              (0.05)            --             1.00      5.50     1,212,244        0.18
   1998     1.00       0.06           --              (0.06)            --             1.00      5.65       721,035        0.18
   1997     1.00       0.05           --              (0.05)            --             1.00      5.44       369,052        0.16
   1996     1.00       0.06           --              (0.06)            --             1.00      5.98        95,891        0.20
CLASS B
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.94%   $   67,643        0.48%
   2000     1.00       0.05           --              (0.05)            --             1.00      4.87        33,839        0.48
   1999     1.00       0.05           --              (0.05)            --             1.00      5.18         7,875        0.48
   1998(1)  1.00       0.03           --              (0.03)            --             1.00      5.29         7,383        0.48
   1997     1.00       0.05           --              (0.05)            --             1.00      5.13           770        0.50
   1996     1.00       0.06           --              (0.06)            --             1.00      5.67         6,616        0.50
CLASS C
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.84%  $   275,310        0.68%
   2000     1.00       0.05           --              (0.05)            --             1.00      4.66       179,565        0.68
   1999     1.00       0.05           --              (0.05)            --             1.00      4.97       132,831        0.68
   1998     1.00       0.05           --              (0.05)            --             1.00      5.12        86,922        0.68
   1997     1.00       0.05           --              (0.05)            --             1.00      4.92        30,528        0.66
   1996(2)  1.00       0.04           --              (0.04)            --             1.00      3.79+        2,460        0.70
SWEEP CLASS
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.71%  $    52,541        0.93%
   2000     1.00       0.04           --              (0.04)            --             1.00      4.40        26,342        0.93
   1999(3)  1.00       0.02           --              (0.02)            --             1.00      4.56         6,669        0.93
---------------
GOVERNMENT FUND
---------------
CLASS A
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      3.02%  $   216,949        0.20%
   2000     1.00       0.05           --              (0.05)            --             1.00      5.12       206,481        0.20
   1999     1.00       0.05           --              (0.05)            --             1.00      5.39       204,988        0.20
   1998     1.00       0.05           --              (0.05)            --             1.00      5.52       142,929        0.20
   1997     1.00       0.05           --              (0.05)            --             1.00      5.33       116,373        0.20
   1996(4)  1.00       0.01           --              (0.01)            --             1.00      1.48+       48,762        0.20
CLASS B
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.87%  $    81,545        0.50%
   2000     1.00       0.05           --              (0.05)            --             1.00      4.81        64,616        0.50
   1999     1.00       0.05           --              (0.05)            --             1.00      5.08        34,676        0.50
   1998     1.00       0.05           --              (0.05)            --             1.00      5.21        29,102        0.50
   1997     1.00       0.05           --              (0.05)            --             1.00      5.02        53,144        0.50
   1996(5)  1.00       0.02                           (0.02)            --             1.00      2.39+       14,997        0.50
CLASS C
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.76%  $    86,523        0.70%
   2000     1.00       0.05           --              (0.05)            --             1.00      4.60        60,328        0.70
   1999     1.00       0.05           --              (0.05)            --             1.00      4.87        39,881        0.70
   1998(6)  1.00       0.03           --              (0.03)            --             1.00      5.01        25,341        0.70
CNI CLASS
   2000(7) $1.00      $0.02         $ --             $(0.02)           $--            $1.00      1.57%  $        --        0.85%
   1999     1.00       0.05           --              (0.05)            --             1.00      4.71     1,080,385        0.85
   1998     1.00       0.05           --              (0.05)            --             1.00      4.84       908,197        0.85
   1997     1.00       0.05           --              (0.05)            --             1.00      4.69       617,186        0.82
   1996     1.00       0.05           --              (0.05)            --             1.00      5.39       542,936        0.70
SWEEP CLASS
   2000*   $1.00      $0.03         $ --             $(0.03)           $--            $1.00      2.64%  $    27,227        0.95%
   2000     1.00       0.04           --              (0.04)            --             1.00      4.34        22,547        0.95
   1999(8)  1.00       0.03           --              (0.03)            --             1.00      4.49         3,248        0.95
------------------
GOVERNMENT II FUND
------------------
CLASS A
   2000*   $1.00     $0.03          $ --             $(0.03)           $--            $1.00      2.99%  $   747,507        0.20%
   2000     1.00      0.05            --              (0.05)            --             1.00      5.05       793,640        0.20
   1999     1.00      0.05            --              (0.05)            --             1.00      5.33       943,396        0.20
   1998     1.00      0.05            --              (0.05)            --             1.00      5.45       863,427        0.20
   1997     1.00      0.05            --              (0.05)            --             1.00      5.29       762,015        0.20
   1996     1.00      0.06            --              (0.06)            --             1.00      5.83       810,365        0.20
CLASS B
   2000*   $1.00     $0.03          $ --             $(0.03)           $--            $1.00      2.84%  $   141,955        0.50%
   2000     1.00      0.05            --              (0.05)            --             1.00      4.74        82,771        0.50
   1999     1.00      0.05            --              (0.05)            --             1.00      5.01        64,838        0.50
   1998     1.00      0.05            --              (0.05)            --             1.00      5.14        31,851        0.50
   1997     1.00      0.05            --              (0.05)            --             1.00      4.98        16,323        0.50
   1996     1.00      0.05            --              (0.05)            --             1.00      5.52        19,678        0.50

                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
               NET ASSETS     WAIVERS)      WAIVERS)
=====================================================
-----------------
MONEY MARKET FUND
-----------------
CLASS A
   2000*          6.26%        0.64%         5.80%
   2000           4.97         0.65          4.50
   1999           5.32         0.64          4.86
   1998           5.51         0.66          5.03
   1997           5.33         0.63          4.86
   1996           5.88         0.45          5.63
CLASS B
   2000*          5.86%        0.69%         5.65%
   2000           4.91         0.71          4.68
   1999           5.08         0.69          4.87
   1998(1)        5.26         0.72          5.02
   1997           4.96         0.76          4.70
   1996           5.53         0.75          5.28
CLASS C
   2000*          5.66%        0.89%         5.45%
   2000           4.61         0.91          4.38
   1999           4.84         0.89          4.63
   1998           5.02         0.92          4.78
   1997           4.84         0.92          4.58
   1996(2)        5.17         0.96          4.91
SWEEP CLASS
   2000*          5.42%        1.14%         5.21%
   2000           4.44         1.16          4.21
   1999(3)        4.36         1.14          4.15
---------------
GOVERNMENT FUND
---------------
CLASS A
   2000*          5.98%        0.54%         5.64%
   2000           5.00         0.55          4.65
   1999           5.22         0.55          4.87
   1998           5.40         0.56          5.04
   1997           5.22         0.55          4.87
   1996(4)        5.55         0.33          5.42
CLASS B
   2000*          5.71%        0.59%         5.62%
   2000           4.74         0.60          4.64
   1999           4.92         0.60          4.82
   1998           5.06         0.61          4.95
   1997           4.91         0.62          4.79
   1996(5)        5.27         0.63          5.14
CLASS C
   2000*          5.51%        0.79%         5.42%
   2000           4.53         0.80          4.43
   1999           4.70         0.80          4.60
   1998(6)        4.94         0.81          4.83
CNI CLASS
   2000(7)        4.05%        1.05%         3.85%
   1999           4.59         1.05          4.39
   1998           4.75         1.06          4.54
   1997           4.59         1.03          4.38
   1996           5.23         0.84          5.09
SWEEP CLASS
   2000*          5.23%        1.04%         5.14%
   2000           4.42         1.05          4.32
   1999(8)        4.37         1.05          4.27
------------------
GOVERNMENT II FUND
------------------
CLASS A
   2000*          5.93%        0.49%         5.64%
   2000           4.93         0.49          4.64
   1999           5.20         0.50          4.90
   1998           5.32         0.51          5.01
   1997           5.17         0.45          4.92
   1996           5.69         0.29          5.60
CLASS B
   2000*          5.69%        0.54%         5.65%
   2000           4.65         0.54          4.61
   1999           4.86         0.55          4.81
   1998           5.02         0.56          4.96
   1997           4.87         0.56          4.81
   1996           5.41         0.59          5.32

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------

         NET ASSET             NET REALIZED AND  DISTRIBUTIONS   DISTRIBUTIONS                                          RATIO OF
           VALUE       NET       UNREALIZED        FROM NET          FROM          NET ASSET             NET ASSETS      EXPENSES
         BEGINNING  INVESTMENT  GAINS (LOSSES)     INVESTMENT   REALIZED CAPITAL   VALUE END   TOTAL      END OF       TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES       INCOME           GAINS         OF PERIOD   RETURN   PERIOD (000)   NET ASSETS
===================================================================================================================================
------------------------------
GOVERNMENT II FUND (CONTINUED)
------------------------------
CLASS C
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.74%   $   50,853        0.70%
   2000      1.00      0.04          --              (0.04)           --              1.00      4.53        44,019        0.70
   1999      1.00      0.05          --              (0.05)           --              1.00      4.81        50,712        0.70
   1998      1.00      0.05          --              (0.05)           --              1.00      4.93        35,272        0.70
   1997(9)   1.00      0.01          --              (0.01)           --              1.00      4.71         6,359        0.70
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      3.08%   $3,281,719        0.20%
   2000      1.00      0.05          --              (0.05)           --              1.00      5.25     5,486,642        0.20
   1999      1.00      0.05          --              (0.05)           --              1.00      5.48     4,482,676        0.20
   1998      1.00      0.05          --              (0.05)           --              1.00      5.59     3,247,562        0.20
   1997      1.00      0.05          --              (0.05)           --              1.00      5.38     2,626,360        0.20
   1996      1.00      0.06          --              (0.06)           --              1.00      5.96     2,441,662        0.20
CLASS B
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.92%   $  411,372        0.50%
   2000      1.00      0.05          --              (0.05)           --              1.00      4.93       347,215        0.50
   1999      1.00      0.05          --              (0.05)           --              1.00      5.16       229,361        0.50
   1998      1.00      0.05          --              (0.05)           --              1.00      5.27       186,572        0.50
   1997      1.00      0.05          --              (0.05)           --              1.00      5.07       146,267        0.50
   1996      1.00      0.06          --              (0.06)           --              1.00      5.65       174,779        0.50
CLASS C
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.82%   $  612,506        0.70%
   2000      1.00      0.05          --              (0.05)           --              1.00      4.72       501,789        0.70
   1999      1.00      0.05          --              (0.05)           --              1.00      4.96       351,881        0.70
   1998      1.00      0.05          --              (0.05)           --              1.00      5.06       207,908        0.70
   1997(10)  1.00      0.04          --              (0.04)           --              1.00      4.85         4,332        0.70
   1995(11)  1.00      0.03          --              (0.03)           --              1.00      2.55+           --        0.70
CLASS H
   2000*(12)$1.00     $0.01        $ --             $(0.01)          $--             $1.00      0.87%   $       13        0.63%
SWEEP CLASS
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.70%   $   60,933        0.95%
   2000      1.00      0.04          --              (0.04)           --              1.00      4.46        14,423        0.95
   1999(13)  1.00      0.03          --              (0.03)           --              1.00      4.61         5,645        0.95
-------------
TREASURY FUND
-------------
CLASS A
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.98%   $  257,998        0.20%
   2000      1.00      0.05          --              (0.05)           --              1.00      4.93       196,282        0.20
   1999      1.00      0.05          --              (0.05)           --              1.00      5.28       269,680        0.20
   1998      1.00      0.05          --              (0.05)           --              1.00      5.49       187,790        0.20
   1997      1.00      0.05          --              (0.05)           --              1.00      5.32        67,924        0.20
   1996      1.00      0.06          --              (0.06)           --              1.00      5.89        54,820        0.20
CLASS B
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.82%   $  276,920        0.50%
   2000      1.00      0.05          --              (0.05)           --              1.00      4.62       159,042        0.50
   1999      1.00      0.05          --              (0.05)           --              1.00      4.97        96,074        0.50
   1998(14)  1.00      0.03          --              (0.03)           --              1.00      5.18        68,089        0.50
CLASS C
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.72%   $  114,886        0.70%
   2000      1.00      0.04          --              (0.04)           --              1.00      4.41       115,471        0.70
   1999      1.00      0.05          --              (0.05)           --              1.00      4.76       103,643        0.70
   1998      1.00      0.05          --              (0.05)           --              1.00      4.96        53,768        0.70
   1997      1.00      0.05          --              (0.05)           --              1.00      4.80        24,904        0.70
   1996(15)  1.00      0.03          --              (0.03)           --              1.00      2.68+       14,691        0.70
SWEEP CLASS
   2000*    $1.00     $0.03        $ --             $(0.03)          $--             $1.00      2.59%   $   92,791        0.95%
   2000      1.00      0.04          --              (0.04)           --              1.00      4.15        82,785        0.95
   1999      1.00      0.04          --              (0.04)           --              1.00      4.50        72,368        0.95
   1998(16)  1.00      0.02          --              (0.02)           --              1.00      4.74        69,066        0.95


                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS
               TO AVERAGE   (EXCLUDING    (EXCLUDING
               NET ASSETS     WAIVERS)      WAIVERS)
=====================================================
------------------------------
GOVERNMENT II FUND (CONTINUED)
------------------------------
CLASS C
   2000*          5.46%        0.74%         5.42%
   2000           4.40         0.74          4.36
   1999           4.70         0.75          4.65
   1998           4.82         0.76          4.76
   1997(9)        4.69         0.75          4.64
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
   2000*          6.07%        0.49%         5.78%
   2000           5.16         0.49          4.87
   1999           5.32         0.50          5.02
   1998           5.46         0.51          5.15
   1997           5.26         0.45          5.01
   1996           5.82         0.29          5.73
CLASS B
   2000*          5.82%        0.54%         5.78%
   2000           4.84         0.54          4.80
   1999           5.04         0.55          4.99
   1998           5.16         0.56          5.10
   1997           4.95         0.56          4.89
   1996           5.38         0.58          5.30
CLASS C
   2000*          5.61%        0.74%         5.57%
   2000           4.68         0.74          4.64
   1999           4.82         0.75          4.77
   1998           5.02         0.76          4.96
   1997(10)       4.79         0.74          4.75
   1995(11)       2.79         0.77          2.72
CLASS H
   2000*(12)      6.01%        0.67%         5.97%
SWEEP CLASS
   2000*          5.44%        0.99%         5.40%
   2000           4.49         0.99          4.45
   1999(13)       4.35         1.00          4.30
-------------
TREASURY FUND
-------------
CLASS A
   2000*          5.90%        0.55%         5.55%
   2000           4.77         0.56          4.41
   1999           5.14         0.57          4.77
   1998           5.36         0.59          4.97
   1997           5.19         0.60          4.79
   1996           5.72         0.36          5.56
CLASS B
   2000*          5.64%        0.60%         5.54%
   2000           4.55         0.61          4.44
   1999           4.86         0.62          4.74
   1998(14)       5.13         0.64          4.99
CLASS C
   2000*          5.38%        0.80%         5.28%
   2000           4.34         0.81          4.23
   1999           4.62         0.82          4.50
   1998           4.86         0.84          4.72
   1997           4.70         0.90          4.50
   1996(15)       5.12         0.87          4.95
SWEEP CLASS
   2000*          5.14%        1.05%         5.04%
   2000           4.08         1.06          3.97
   1999           4.40         1.07          4.28
   1998(16)       4.71         1.08          4.58

 * ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED JULY 31, 2000 (UNAUDITED) HAVE BEEN ANNUALIZED. + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997 AND
   RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 MONEY MARKET SWEEP CLASS SHARES WERE OFFERED BEGINNING JULY 15, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 6 GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 GOVERNMENT CNI CLASS SHARES WERE FULLY LIQUIDATED JUNE 21, 1999. ALL RATIOS
   FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 GOVERNMENT SWEEP CLASS SHARES WERE OFFERED BEGINNING JUNE 4, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996.
   ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
11 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION CLASS H SHARES WERE OFFERED BEGINNING JUNE 8, 2000. ALL
   RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
13 PRIME OBLIGATION SWEEP CLASS SHARES WERE OFFERED BEGINNING MAY 18, 1998. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
14 TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS
   AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
15 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR
   THAT PERIOD HAVE BEEN ANNUALIZED.
16 TREASURY SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 1997. ALL
   RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
SEI DAILY INCOME TRUST--FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED) AND FOR THE YEARS ENDED JANUARY 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


         NET ASSET             NET REALIZED AND   DISTRIBUTIONS   DISTRIBUTIONS                                          RATIO OF
           VALUE        NET       UNREALIZED        FROM NET          FROM          NET ASSET             NET ASSETS     EXPENSES
         BEGINNING  INVESTMENT  GAINS (LOSSES)     INVESTMENT    REALIZED CAPITAL   VALUE END   TOTAL      END OF       TO AVERAGE
         OF PERIOD    INCOME    ON SECURITIES        INCOME           GAINS         OF PERIOD   RETURN   PERIOD (000)   NET ASSETS
===================================================================================================================================
----------------
TREASURY II FUND
----------------
CLASS A
   2000* $ 1.00       $0.03        $  --             (0.03)          $  --           $ 1.00     2.75%       $362,142        0.25%
   2000    1.00        0.05           --             (0.05)             --             1.00     4.60         379,179        0.25
   1999    1.00        0.05           --             (0.05)             --             1.00     4.86         451,738        0.25
   1998    1.00        0.05           --             (0.05)             --             1.00     5.20         748,061        0.25
   1997    1.00        0.05           --             (0.05)             --             1.00     5.07         780,718        0.25
   1996    1.00        0.05           --             (0.05)             --             1.00     5.58         418,250        0.25
CLASS B
   2000* $ 1.00       $0.03        $  --             (0.03)          $  --           $ 1.00     2.60%       $ 71,484        0.55%
   2000    1.00        0.04           --             (0.04)             --             1.00     4.30          75,755        0.55
   1999    1.00        0.04           --             (0.04)             --             1.00     4.55         137,577        0.55
   1998    1.00        0.05           --             (0.05)             --             1.00     4.88          69,572        0.55
   1997    1.00        0.05           --             (0.05)             --             1.00     4.76          54,148        0.55
   1996    1.00        0.05           --             (0.05)             --             1.00     5.27          26,447        0.55
CLASS C
   2000* $ 1.00       $0.02        $  --             (0.02)          $  --           $ 1.00     2.50%       $ 77,812        0.75%
   2000    1.00        0.04           --             (0.04)             --             1.00     4.08          34,405        0.75
   1999    1.00        0.04           --             (0.04)             --             1.00     4.34          19,361        0.75
   1998    1.00        0.05           --             (0.05)             --             1.00     4.67          11,843        0.75
   1997    1.00        0.04           --             (0.04)             --             1.00     4.55           4,528        0.75
   1996(1) 1.00        0.04           --             (0.04)             --             1.00     3.64+          3,935        0.75
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   2000* $ 9.87       $0.28       $ 0.07            $(0.28)          $  --           $ 9.94     3.64%       $ 82,226        0.45%
   2000   10.16        0.51        (0.29)            (0.51)             --             9.87     2.22          97,545        0.45
   1999   10.06        0.54         0.10             (0.54)             --            10.16     6.49          99,047        0.45
   1998    9.95        0.59         0.11             (0.59)             --            10.06     7.23          81,014        0.45
   1997   10.09        0.57        (0.12)            (0.59)             --             9.95     4.62          73,545        0.45
   1996    9.73        0.61         0.36             (0.61)             --            10.09    10.27          73,431        0.45
CLASS B
   2000* $ 9.86       $0.27       $ 0.08            $(0.27)          $  --           $ 9.94     3.59%          $  10        0.75%
   2000   10.15        0.48        (0.29)            (0.48)             --             9.86     1.90              14        0.75
   1999   10.04        0.51         0.11             (0.51)             --            10.15     6.28              14        0.75
   1998    9.94        0.56         0.10             (0.56)             --            10.04     6.82              13        0.75
   1997   10.07        0.55        (0.12)            (0.56)             --             9.94     4.40              13        0.75
   1996    9.71        0.58         0.36             (0.58)             --            10.07     9.94              39        0.75
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   2000* $ 9.62       $0.28       $ 0.16            $(0.28)          $  --           $ 9.78     4.60%       $ 90,406        0.50%
   2000   10.24        0.54        (0.62)            (0.54)             --             9.62    (0.77)        114,538        0.50
   1999   10.07        0.56         0.17             (0.56)             --            10.24     7.46         124,657        0.50
   1998    9.78        0.58         0.29             (0.58)             --            10.07     9.15         117,107        0.50
   1997   10.06        0.55        (0.28)            (0.55)             --             9.78     2.81         133,675        0.49
   1996    9.33        0.60         0.73             (0.60)             --            10.06    14.60         164,978        0.45
---------
GNMA FUND
---------
CLASS A
   2000* $ 9.20       $0.30       $ 0.20            $(0.30)          $  --           $ 9.40     5.53%       $ 74,802        0.60%
   2000    9.91        0.60        (0.71)            (0.60)             --             9.20    (1.18)         84,006        0.60
   1999    9.87        0.61         0.04             (0.61)             --             9.91     6.76         100,799        0.60
   1998    9.63        0.64         0.24             (0.64)             --             9.87     9.52          77,792        0.60
   1997    9.84        0.65        (0.21)            (0.65)             --             9.63     4.70         101,887        0.57
   1996    9.17        0.67         0.67             (0.67)             --             9.84    15.06         136,394        0.49
---------------------------
CORPORATE DAILY INCOME FUND
---------------------------
CLASS A
   2000* $ 1.97       $0.06       $ 0.01            $(0.06)          $  --           $ 1.98     3.52%       $ 95,504        0.35%
   2000    2.00        0.10        (0.03)            (0.10)             --             1.97     3.77         114,118        0.35
   1999    2.00        0.11           --             (0.11)             --             2.00     5.61          90,043        0.35
   1998    1.99        0.11         0.01             (0.11)             --             2.00     6.29          69,571        0.35
   1997    2.00        0.11        (0.01)            (0.11)             --             1.99     5.21          55,783        0.36
   1996    1.96        0.12         0.05             (0.12)          (0.01)            2.00     8.65          48,539        0.35


                                           RATIO OF
                                             NET
                RATIO OF     RATIO OF     INVESTMENT
                   NET       EXPENSES       INCOME
               INVESTMENT   TO AVERAGE    TO AVERAGE
                 INCOME     NET ASSETS    NET ASSETS    PORTFOLIO
               TO AVERAGE   (EXCLUDING    (EXCLUDING    TURNOVER
               NET ASSETS     WAIVERS)      WAIVERS)      RATE
=====================================================================
----------------
TREASURY II FUND
----------------
CLASS A
   2000*          5.46%        0.54%          5.17%        --%
   2000           4.49         0.54           4.20         --
   1999           4.81         0.55           4.51         --
   1998           5.08         0.56           4.77         --
   1997           4.96         0.52           4.69         --
   1996           5.44         0.34           5.35         --
CLASS B
   2000*          5.16%        0.59%          5.12%        --%
   2000           4.23         0.59           4.19         --
   1999           4.36         0.60           4.31         --
   1998           4.78         0.61           4.72         --
   1997           4.65         0.63           4.57         --
   1996           5.18         0.64           5.09         --
CLASS C
   2000*          4.99%        0.79%          4.95%        --%
   2000           4.06         0.79           4.02         --
   1999           4.21         0.80           4.16         --
   1998           4.58         0.81           4.52         --
   1997           4.45         0.82           4.38         --
   1996(1)        4.85         0.84           4.76         --
------------------------------
SHORT-DURATION GOVERNMENT FUND
------------------------------
CLASS A
   2000*          5.74%        0.74%          5.45%        62%
   2000           5.08         0.74           4.79        102
   1999           5.31         0.72           5.04         90
   1998           5.91         0.76           5.60        166
   1997           5.72         0.70           5.47        145
   1996           6.13         0.53           6.05        184
CLASS B
   2000*          5.42%        0.79%          5.38%        62%
   2000           4.79         0.79           4.75        102
   1999           5.02         0.77           5.00         90
   1998           5.61         0.81           5.55        166
   1997           5.49         0.82           5.42        145
   1996           5.85         0.83           5.77        184
-------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------
CLASS A
   2000*          5.73%        0.73%          5.49%        11%
   2000           5.47         0.73           5.24         31
   1999           5.54         0.76           5.28         21
   1998           5.85         0.76           5.59         57
   1997           5.59         0.69           5.39         94
   1996           6.12         0.53           6.04        115
---------
GNMA FUND
---------
CLASS A
   2000*          6.59%        0.71%          6.48%        23%
   2000           6.21         0.71           6.10         29
   1999           6.14         0.72           6.02         27
   1998           6.65         0.75           6.50          4
   1997           6.76         0.68           6.65         12
   1996           7.04         0.51           7.02         20
---------------------------
CORPORATE DAILY INCOME FUND
---------------------------
CLASS A
   2000*          5.92%        0.73%          5.54%        31%
   2000           5.27         0.74           4.88         71
   1999           5.38         0.76           4.97         48
   1998           5.61         0.76           5.20        108
   1997           5.49         0.73           5.12        141
   1996           5.97         0.55           5.77        295

[FN]
1 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
26

NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000 (UNAUDITED)


1.    ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Funds: the Money Market Fund, the Government Fund, the Government II Fund, the Prime Obligation Fund, the Treasury Fund, the Treasury II Fund (collectively the "Money Market Funds"), the Short-Duration Government Fund (formerly the Short-Term Government Fund), the Intermediate-Duration Government Fund (formerly the Intermediate-Term Government Fund), the GNMA Fund, and the Corporate Daily Income Fund (collectively the "Fixed Income Funds"). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Funds which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are not readily available are valued at the most recent quoted bid price. Unlisted securities, of which there were none on July 31, 2000, for which market quotations are not readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal Income Taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characteriza-tion of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts during the fiscal year ended January 31, 2000:

                                                               UNDISTRIBUTED
                                         ACCUMULATED           NET INVESTMENT
                    PAID-IN-CAPITAL     REALIZED GAIN             INCOME
   FUNDS                 (000)              (000)                  (000)
   -----            ---------------     -------------         --------------
Prime Obligation          $--               $(27)                   $27
Corporate Daily Income      1                 (1)                    --

     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Fund. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000

     Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates. Actual results could differ from those estimates.

3.    TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Funds for an annual fee of .33% of the average daily net assets of the Money Market Fund, .19% each of the average daily net assets of the Government II and Prime Obligation Funds, .24% each of the average daily net assets of the Government, Treasury and Treasury II Funds, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Funds, and .32% of the GNMA Fund. However, the Manager has voluntarily agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Funds to the following amounts (expressed as a percentage of each Fund's daily net assets):

              MONEY                        PRIME
             MARKET   GOV'T   GOV'T II   OBLIGATION    TREASURY    TREASURY II
             ------   -----   --------   -----------   --------    -----------
Class A       .18%    .20%      .20%       .20%          .20%         .25%
Class B       .48%    .50%      .50%       .50%          .50%         .55%
Class C       .68%    .70%      .70%       .70%          .70%         .75%
Class H        --      --        --        .63%           --           --
Sweep Class   .93%    .95%       --        .95%          .95%          --

             SHORT-   INTERMEDIATE         CORPORATE
            DURATION    DURATION             DAILY
             GOV'T       GOV'T      GNMA    INCOME
            --------  -----------  ------  ---------
Class A       .45%       .50%       .60%     .35%
Class B       .75%        --         --       --

     In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. The Manager has the right, at its sole discretion, to terminate these voluntary waivers at any time.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class

-------------------------------------------------------------------------------


     A, Class B, Class C, Class H and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of each of the Money Market Funds, Short-Duration Government Fund and Corporate Daily Income Fund, these fees have been waived in full since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B, Class C and Class H shares have adopted administrative service plans that provide for administra-tive service fees payable to the Distributor of up to .05%, .25% and .18%, respectively, of the average daily net assets attributable to that class.
     The Money Market, Government, Prime Obligation and Treasury Sweep Classes have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Fund's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may there-fore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.    INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Funds. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Funds. Such fees are allocated daily on the basis of the relative net assets of each Money Market Fund in the Trust. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Monthly fees are equal to .10% of the Funds' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Fund. Monthly fees are equal to .10% of the Funds' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager.
     Bank of New York serves as custodian of the Money Market and Treasury Funds under an agreement dated August 1, 1995. First Union serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Funds under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5.    INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
SEI DAILY INCOME TRUST -- JULY 31, 2000

investments in short-term securities for the period ended July 31, 2000, were as follows for the "Fixed Income Funds":

                                      INTER-
                         SHORT-      MEDIATE-
                        DURATION     DURATION                  CORPORATE
                         GOVERN-      GOVERN-                    DAILY
                          MENT         MENT         GNMA        INCOME
                          (000)        (000)        (000)        (000)
                        ---------    ---------    ---------    ---------
PURCHASES
  U.S. Government       $ 34,531     $ 9,873      $17,513       $ 8,176
  Other                       --          --           --         9,018
SALES
  U.S. Government       $ 48,181     $32,634      $28,671       $ 2,409
  Other                       --          --           --        12,660

     At July 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at July 31, 2000 for each Fixed Income Fund is as follows:

                        SHORT-     INTERMEDIATE-               CORPORATE
                       DURATION      DURATION                    DAILY
                      GOVERNMENT    GOVERNMENT       GNMA       INCOME
                         (000)         (000)         (000)       (000)
                      ----------    -----------   ---------    ---------
Aggregate gross
  unrealized gain       $  189       $   103      $   341        $   59
Aggregate gross
  unrealized loss         (882)       (1,893)      (2,195)         (595)
                        ------       -------      -------        ------
Net unrealized loss     $ (693)      $(1,790)     $(1,854)       $ (536)
                        ======       =======      =======        ======



6. CAPITAL LOSS CARRYFORWARDS At January 31, 2000, the following funds have Capital loss carryforwards:
                                              EXPIRATION
                                    AMOUNT        DATE
                                ----------    -----------
Money Market                    $   31,704     01/31/2006
                                     4,480     01/31/2008
Government                          24,439     01/31/2006
Government II                       21,701     01/31/2003
                                    74,842     01/31/2005
                                    38,015     01/31/2006
Treasury                             6,160     01/31/2006
                                     1,976     01/31/2008
Treasury II                         43,414     01/31/2005
                                   192,331     01/31/2006
Short-Duration Government          548,703     01/31/2004
Intermediate-Duration
    Government                   1,651,925     01/31/2003
                                 3,199,945     01/31/2004
                                   698,427     01/31/2006
GNMA                             5,175,951     01/31/2003
                                 6,472,568     01/31/2004
                                   414,209     01/31/2005
                                   237,677     01/31/2006
                                   108,755     01/31/2008
Corporate Daily                     60,424     01/31/2008

     During the year period ended January 31, 2000, the following funds have utilized capital loss carryforwards:
                                        AMOUNT
                                 ------------------------
Government                              $ 37,526
Government II                             49,953
Prime Obligation                         138,422
Treasury II                               22,848
Short-Duration Government                 60,953
Intermediate-Duration Government           3,156

     Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 2000.

                              POST OCTOBER 31, 1999 LOSSES
                              ----------------------------
Government                              $    647
Government II                                825
Treasury                                     612
Treasury II                                  148
Short-Duration Government                316,655
Intermediate-Duration Government         124,131
GNMA                                     669,312
Corporate Daily Income                    93,886

-------------------------------------------------------------------------------



7.    LINE OF CREDIT
The Fixed Income Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings and may not exceed 10% of the Funds' total assets. During the six-month period ended July 31, 2000, no borrowings were made from this line of credit.

8.    IN-KIND REDEMPTION
On June 21, 1999, CNI Class Shareholder liquidated its full position of 1,216,198,940 shares in the Government Fund CNI Class and received a portion of its redemption through the transfer of securities (In-Kind) for a value of $1,207,977,763 with the remainder in cash of $8,221,177.

                                      NOTES

----------------------
SEI DAILY INCOME TRUST
----------------------
SEMI-ANNUAL REPORT
----------------------
JULY 31, 2000


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[bullet]800[bullet]DIAL[bullet]SEI/1[bullet]800 [bullet]342[bullet]5734

Logo Omitted]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-037-(7/00)